Exhibit 99.1

Nissan Auto Receivables 2022-B Owner Trust

Servicer’s Certificate

Collection Period	30-Jun-23	30/360 Days	30	Collection Period Start	1-Jun-23
Distribution Date	17-Jul-23	Actual/360 Days	32	Collection Period End	30-Jun-23
				Prior Month Settlement Date	15-Jun-23
				Current Month Settlement Date	17-Jul-23

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,477,843,167.03	1,100,041,255.53	1,060,041,525.37	0.814071
Yield Supplement Overcollaterization		175,694,119.15	113,592,976.09	107,599,276.36
Total Adjusted Pool Balance		1,302,149,047.88	986,448,279.44	952,442,249.01
Total Adjusted Securities		1,302,149,047.88	986,448,279.44	952,442,249.01	0.731439
Class A-1 Notes	3.68800%	270,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	4.50000%	443,300,000.00	397,599,231.56	363,593,201.13	0.820197
Class A-2b Notes	0.00000%	0.00	0.00	0.00	0.000000
Class A-3 Notes	4.46000%	443,300,000.00	443,300,000.00	443,300,000.00	1.000000
Class A-4 Notes	4.45000%	93,400,000.00	93,400,000.00	93,400,000.00	1.000000
Certificates	0.00000%	52,149,047.88	52,149,047.88	52,149,047.88	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	34,006,030.43	1,490,997.12	76.7110995	3.3634043
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	1,647,598.33	—	3.7166667
Class A-4 Notes	0.00	346,358.33	—	3.7083333
Certificates	0.00	0.00	—	—

Total Securities	34,006,030.43	3,484,953.78

I. COLLECTIONS

Interest:
Interest Collections				2,285,331.43
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				2,285,331.43
Principal:
Principal Collections				39,844,528.06
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				39,844,528.06
Recoveries of Defaulted Receivables				157,179.34

Total Collections				42,287,038.83

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			55,167	986,448,279.44
Total Principal Payment				34,006,030.43

			54,179	952,442,249.01

Nissan Auto Receivables 2022-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	42,287,038.83
Reserve Account Draw	0.00
Total Available for Distribution	42,287,038.83
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	916,701.05
Servicing Fee Paid	916,701.05
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	1,490,997.12
Class A-2a Notes Monthly Interest Paid	1,490,997.12
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	1,647,598.33
Class A-3 Notes Monthly Interest Paid	1,647,598.33
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	346,358.33
Class A-4 Notes Monthly Interest Paid	346,358.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2022-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		3,484,953.78
Total Note Monthly Interest Paid		3,484,953.78
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		37,885,384.00
4. Total Monthly Principal Paid on the Notes		34,006,030.43
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		34,006,030.43
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		3,879,353.57
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		3,879,353.57

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,255,372.62
Required Reserve Account Amount		3,255,372.62
Beginning Reserve Account Balance		3,255,372.62
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,255,372.62
Required Reserve Account Amount for Next Period		3,255,372.62

VI. POOL STATISTICS

Weighted Average Coupon		2.46%
Weighted Average Remaining Maturity		46.92

	Amount	Number
Principal on Defaulted Receivables	155,202.10	9
Principal Recoveries of Defaulted Receivables	157,179.34

Monthly Net Losses	(1,977.24)
Pool Balance at Beginning of Collection Period	1,100,041,255.53
Net Loss Ratio for Third Preceding Collection Period	0.30%
Net Loss Ratio for Second Preceding Collection Period	0.11%
Net Loss Ratio for Preceding Collection Period	0.08%
Net Loss Ratio for Current Collection Period	0.00%
Four-Month Average Net Loss Ratio	0.12%
Cumulative Net Losses for all Periods	1,368,412.48

Nissan Auto Receivables 2022-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,442,317.06	99	0.23%
61-90 Days Delinquent	451,090.49	21	0.04%
91-120 Days Delinquent	144,686.18	7	0.01%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	3,038,093.73	127	0.29%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.03%	0.03%
Delinquency Ratio for Second Preceding Collection Period	0.02%	0.03%
Delinquency Ratio for Preceding Collection Period	0.05%	0.05%
Delinquency Ratio for Current Collection Period	0.06%	0.05%
Four-Month Average Delinquency Ratio	0.04%	0.04%
60 Day Delinquent Receivables	613,453.51
Delinquency Percentage	0.06%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	2,683,360.23
Number of Extensions	100

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO